Interim Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2012
Interim Financial Information (Unaudited)
Interim Financial Information (Unaudited)

14.      Interim Financial Information (Unaudited)

The following quarterly summary of operating results reflects variations due primarily to growth in the transmission and storage business and the seasonal nature of the Company’s utility customer contracts.

	Three months ended
	March 31	June 30	September 30	December 31
	(Thousands, except per share amounts)
2012 (a)
Total operating revenues	$31,003	$29,665	$34,452	$41,790
Operating income	16,392	15,999	14,297	24,003
Net income	11,123	12,012	12,011	20,160
Net income per limited partner unit (b):
Basic	N/A	N/A	$0.34	$0.57
Diluted	N/A	N/A	$0.34	$0.57

2011 (a)
Total operating revenues	$26,626	$25,179	$27,420	$30,388
Operating income	15,096	8,732	14,007	16,785
Net income	8,635	4,940	8,381	10,633
Net income per limited partner unit (b):
Basic	N/A	N/A	N/A	N/A
Diluted	N/A	N/A	N/A	N/A

(a)                     The sum of the quarterly data in some cases may not equal the yearly total due to rounding.

(b)                     Presented for post-IPO period only.